Segmented information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segmented information

15. Segmented information:

In accordance with ASC 280-10-50-11 Segmented Disclosure, the Company operates one reportable business segments, the sale of Ad tech advertising. The Company’s chief operating decision makers are the Chairman, Chief Executive Officer and President. The Company’s chief operating decision makers reviews financial information on a consolidated basis, principally to make decisions about how to allocate resources and to measure the Company’s performance. The chief operating decision maker reviews consolidated net income (loss), which is the measure of financial profit and loss most closely aligned with generally accepted accounting principles.

Reconciliation to net income:

Years ended December 31,	2024	2023	2022
Revenue	$14,004,527	$13,326,824	$15,097,056

Cost of revenue	6,426,973	8,392,767	9,973,211
Total cost of sales	6,426,973	8,392,767	9,973,211

Gross profit	7,577,554	4,934,057	5,123,845

Segment operating expenses	5,025,331	4,352,249	3,536,590
Total operating income	2,552,223	581,808	1,587,255

Unallocated expenses	1,320,311	1,372,126	1,498,403
Amortization and expiration of operating lease right-of-use assets	6,781	29,748	28,935
Depreciation	244,179	558,740	557,267
Foreign exchange loss (gain)	88,701	(1,139)	142,857
Interest income	(643)	(1,049)	(185)
Loss on disposal of equipment	1,927	-	-
Stock awareness program	-	146,300	161,332
Stock-based compensation	379,247	515,116	696,248

Net income (loss) before income taxes	$511,720	$(2,038,034)	$(1,497,602)

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2024, 2023 and 2022

15.	Segmented information: (Continued)

The Company had the following revenue by geographical region based on impression served.

	2024	2023	2022
Total revenue
Western Europe	$7,642,659	$5,857,613	$5,803,482
Central, Eastern and Southern Europe	963,257	622,106	358,871
North America	4,910,879	5,867,849	7,468,376
Other	487,732	979,256	1,466,327
Total revenue	$14,004,527	$13,326,824	$15,097,056

Equipment

The Company’s equipment is located as follows:

Net Book Value	2024	2023

Canada	$17,213	$18,730
Israel	5,707	7,439
United Kingdom	2,883	3,065
Total equipment	$25,803	$29,234